Share-Based Compensation - Equity settled share based payment arrangements (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Options outstanding, beginning of period, Number of options | shares	4,456,444	4,057,142
Granted, Number of options | shares		654,847
Exercised, Number of options | shares	(47,120)	0
Forfeited, Number of options | shares	(27,286)	(24,267)
Expired, Number of options | shares	(1,292,809)	(231,278)
Options outstanding, end of period, Number of options | shares	3,089,229	4,456,444
Options exercisable, end of period, Number of options | shares	1,671,421	2,445,230
Options outstanding, beginning of period, Weighted average exercise price | $ / shares	$ 11.66	$ 12.78
Granted, Weighted average exercise price | $ / shares		7.85
Exercised, Weighted average exercise price | $ / shares	5.51	0
Forfeited, Weighted average exercise price | $ / shares	13.51	9.25
Expired, Weighted average exercise price | $ / shares	13.98	20.75
Options outstanding, end of period, Weighted average exercise price | $ / shares	10.77	11.66
Options exercisable, end of period, Weighted average exercise price | $ / shares	$ 12.48	$ 13.62